Staff costs (Tables)	6 Months Ended
Jun. 30, 2020
4. Staff costs
Staff costs
	Half year ended	Half year ended
	30.06.20	30.06.19
Compensation costs	£m	£m
Current year bonus charges	476	456
Deferred bonus charge	269	226
Commissions and other incentives	4	34
Performance costs	749	716
Salaries	2,153	2,195
Social security costs	317	315
Post-retirement benefits	268	251
Other compensation costs	254	232
Total compensation costs	3,741	3,709

Other resourcing costs
Outsourcing	175	257
Redundancy and restructuring	39	49
Temporary staff costs	58	173
Other	40	76
Total other resourcing costs	312	555

Total staff costs	4,053	4,264

Barclays Group compensation costs as a % of total income	32.2	34.4